Borrowing Arrangements - Related Party - Related party future principal payments (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Notes Payable
2022 (remaining)	$ 20,214
2023	14,496	$ 10,829
Total future principal payments	35,277
August 2022 Bridge Notes
Notes Payable
2022 (remaining)	9,397
2023	1,240
Total future principal payments	$ 10,637